PROPERTY, PLANT AND EQUIPMENT - Depreciation expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
PROPERTY, PLANT AND EQUIPMENT
Depreciation expense	$ 963	$ 963